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September 13, 2011

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Universal Life Insurance Account
1940 Act Registration Number: 811-04057
1933 Act Registration Numbers: 002-92603
CIK: 0000748591
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Universal Life Insurance Account, a unit investment trust registered under the Act, mailed to its contract owners the semiannual report for the underlying management investment company. This filing constitutes the filing of that report as required by Rule 30b2-1 under the Act.

The following semiannual report, which was mailed to contract owners, was filed with the Commission via EDGAR on the date indicated below and is incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
SBL Fund	0000217087	September 8, 2011

To the extent necessary, that filing is incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001